BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM AND LONG-TERM BORROWINGS FROM COMMERCIAL BANKS OR OTHER INSTITUTIONS

The following table presents short-term and long-term borrowings as of December 31, 2024 and June 30, 2025.

Funding Partners	Terms	Rate	December 31, 2024	June 30, 2025
			RMB	RMB
Short-term borrowing from related party (Note 12)	within 12 months	6%	1,000	-
Short-term borrowings from third parties	within 12 months	3%-10%	174,616	221,582
			175,616	221,582

Long-term borrowing from third party	24 months, due in November 2026	8%	-	14,317
Long-term borrowing from related party	18 months, due in March 2026	5.35% per annum within 12 months after the drawdown date, and 8% per annum after 12 months until the loan is repaid in full	53,913	-